Condensed Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 437.7	$ 384.3	$ 881.7	$ 774.5	$ 1,520.4
Port expenses, bunkers, commissions, and other cost of goods and services sold	(110.4)	(74.1)	(222.7)	(196.3)	(430.3)
Operating expenses	(62.7)	(54.8)	(119.3)	(106.7)	(216.0)
Profit from sale of vessels	10.5	3.5	27.6	3.5	50.4
Administrative expenses	(23.8)	(21.9)	(50.0)	(39.5)	(82.9)
Other operating income and expenses	(0.2)	(0.2)	(0.4)	(0.1)	6.3
Depreciation and amortization	(46.8)	(37.0)	(89.9)	(72.1)	(149.3)
Operating profit (EBIT)	204.3	199.8	427.0	363.3	698.6
Financial income	7.7	2.6	14.1	6.7	14.3
Financial expenses	(18.9)	(18.0)	(37.2)	(30.5)	(60.9)
Profit before tax	193.1	184.4	403.9	339.5	652.0
Tax	1.1	1.0	(0.5)	(0.4)	(4.0)
Net profit for the period	194.2	185.4	403.4	339.1	648.0
Net profit for the period attributable to:
TORM plc shareholders	194.5	185.8	404.3	339.4	648.3
Non-controlling interest	(0.3)	(0.4)	(0.9)	(0.3)	(0.3)
Net profit for the period	$ 194.2	$ 185.4	$ 403.4	$ 339.1	$ 648.0
Earnings per share
Basic earnings/(loss) per share (in USD per share)	$ 2.08	$ 2.23	$ 4.40	$ 4.10	$ 7.75
Diluted earnings/(loss) per share (in USD per share)	$ 2.02	$ 2.14	$ 4.28	$ 3.95	$ 7.48